Stockholders' Equity	6 Months Ended	12 Months Ended
	Jan. 31, 2016	Jul. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity
6.	Stockholders’ Equity

Common Stock

Pursuant to an agreement dated September 1, 2015, Opiant issued 10,000 shares in exchange for services rendered by a consultant. The shares issued in this transaction were valued using the stock price at issuance date and amounted to $80,500.

On October 6, 2015, the Company entered into an amendment to an agreement to use certain technology owned by Aegis Therapeutics, LLC (“Aegis’ Technology”). This amendment had an effective date of May 19, 2015 and allowed the Company to evaluate Aegis’ Technology until August 17, 2015. The amendment also provided an opportunity for the Company to elect to further extend the period of time during which the Company could evaluate Aegis’ Technology until February 13, 2016. In exchange for electing to further extend this period of time, the Company paid Aegis $75,000 and issued 13,697 shares of the Company’s common stock. The shares issued in this transaction were using the stock price at issuance date and amounted to $106,152.

On November 19, 2015, the Company issued 14,327 shares of common stock upon the execution of a binding letter of intent to agree to negotiate and enter into an exclusive license agreement and collaboration agreement with a pharmaceutical company with certain desirable proprietary information. The shares issued in this transaction were valued using the stock price at issuance date and amounted to $120,347. Pursuant to the letter of intent, the Company is obligated to issue up to an additional 92,634 common shares upon the occurrence of various milestones.

On December 16, 2015, the Company entered into a services agreement with a term of one year. Pursuant to the agreement, the Company issued 7,000 shares of common stock in exchange for services rendered by a consultant. The shares issued in this transaction were valued using the stock price at issuance date and amounted to $64,050. In addition, the Company agreed to issue 9,000 shares of common stock by March 31, 2016, 11,000 shares of common stock by June 30, 2016 and 13,000 shares of common stock by September 30, 2016. At January 31, 2016, the Company had recorded $85,434 of stock-based compensation for the additional 33,000 shares to be issued by September 30, 2016.

Stock Options

As required by the Stock Compensation Topic, ASC 718, Opiant measures and recognizes compensation expense for all share based payment awards made to the officers and directors based on estimated fair values at the grant date and over the requisite service period.

On October 27, 2015, Opiant granted 1,437,500 cashless stock options to the board of directors and a senior executive of the Company. These options have an exercise price of $7.25, a term of 10 years and vested immediately. Each stock option is fully vested on the date of grant, but may only be exercised between the following dates: (i) the first to occur of: (A) the commencement of three trials on or subsequent to October 23, 2015; or (B) (1) the approval by the FDA of the New Drug Application with respect to the opioid overdose reversal treatment, and (2) the commencement of two trials on or subsequent to October 23, 2015; and (ii) the expiration date. As of January 31, 2016, the conditions for exercisability were met and the options were fully exercisable. The Company has valued these options using the Black-Scholes option pricing model which resulted in a fair market value of $10,062,500 which have been fully recognized as expense for the six months ended January 31, 2016.

Opiant also recognized stock based compensation expense of $103,891 in connection with vested options granted in prior periods.

The assumptions used in the valuation for all of the options granted for the six months ended January 31, 2016 were as follows:

Market value of stock on measurement date	$7.00
Risk-free interest rate	2.05%
Dividend yield	0%
Volatility factor	373%
Term	10 years

Stock option activity for six months ended January 31, 2016 is presented in the table below:

			Weighted-
			average
		Weighted-	Remaining
		average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(years)	Value
Outstanding at July 31, 2015	3,157,500	9.42	7.58
Granted	1,437,500	7.25
Forfeited/expired/cancelled	–	–
Outstanding at January 31, 2016	4,595,000	8.74	7.91	$9,768,125
Exercisable at January 31, 2016	4,302,083	8.34	8.30	$9,768,125

A summary of the status of Opiant’s non-vested options as of January 31, 2016 and changes during the three months ended January 31, 2016 are presented below:

		Weighted Average
	Number of	Grant Date
Non-vested options	Options	Fair Value

Non-vested at July 31, 2015	37,500	$3.85

Granted	1,437,500	7.00
Vested	(1,445,834)	7.00

Non-vested at January 31, 2016	29,166	$3.85

At January 31, 2016, there was $95,583 of unrecognized compensation costs related to non-vested stock options.

Warrants

Warrant activity for the three months ended January 31, 2016 is presented in the table below:

			Weighted-
		Weighted-	average
		average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at July 31, 2015	1,338,552	$19.53	3.55	$–
Issued	–		–	–
Expired	(90,167)	30.27	–	–
Outstanding at January 31, 2016	1,248,385	$17.49	3.06	$–
Exercisable at January 31, 2016	523,385	$23.95	5.17	$–

6.	Stockholders’ Equity

Common Stock

On November 26, 2014, Opiant amended its articles of incorporation to increase its authorized capital stock from 200,000,000 common shares to 1,000,000,000 common shares.

During the year ended July 31, 2015

In August 2014, Opiant issued 7,846 shares to consultants for services rendered. The shares have a fair value of $44,723 based on stock prices at issuance dates.

In December 2014, Opiant issued 24,015 shares to a company for services rendered. The shares have a fair value of $91,258 based on the stock prices at issuance dates.

In January 2015, Opiant issued a total of 5,000 shares to two consultants for services rendered. The shares have a fair value of $19,720 based on the stock prices at issuance dates.

In March 2015, Opiant issued a total of 20,900 shares to two companies and a consultant for services rendered. The shares have a fair value of $141,130 based on the stock prices at issuance dates.

In April 2015, Opiant issued 1,232 shares to a consultant for services rendered. The shares have a fair value of $8,994 based on the stock prices at issuance dates.

In July, 2015, Opiant issued 800 shares to a consultant for services rendered. The shares have a fair value of $5,840 based on the stock prices at the date performance by the consultant was complete.

During the year ended July 31, 2014

On August 12, 2013, Opiant issued 3,750 shares in exchange for services rendered. The shares issued in this transaction were valued at market and amounted to $15,000.

On August 28, 2013, Opiant issued 5,000 shares in exchange for services rendered. The shares issued in this transaction were valued at market and amounted to $35,000.

On September 18, 2013, Opiant issued 3,750 shares in exchange for services rendered. The shares issued in this transaction were valued at market and amounted to $22,500.

On October 21, 2013, Opiant issued 2,259 shares in exchange for services rendered. The shares issued in this transaction were valued at market and amounted to $9,036.

On October 25, 2013, Opiant issued 3,346 shares in exchange for services rendered. The shares issued in this transaction were valued at market and amounted to $13,382.

On October 31, 2013, Opiant issued 3,750 shares in exchange for services rendered. The shares issued in this transaction were valued at market and amounted to $15,750.

In November 2013, Opiant issued 12,500 shares in exchange for services rendered. The shares issued were valued at market and amounted to $66,500.

On December 23, 2013, Opiant issued 3,750 shares in exchange for services rendered. The shares issued in this transaction were valued at market and amounted to $21,750.

On January 23, 2014, Opiant issued 3,333 shares in settlement of a convertible note payable in the amount of $25,000 and accrued interest of $3,707. This transaction resulted in a gain on the extinguishment of the debt in the amount of $20,651.

On April 7, 2014, Opiant issued 3,762 shares in exchange for services rendered. The shares issued in this transaction were valued at market and amounted to $15,049.

During the year ended July 31, 2014, Opiant issued 89,872 shares as a result of the cashless exercise of 888,452 warrants.

Stock Options

As required by the Stock Compensation Topic, ASC 718, Opiant measures and recognizes compensation expense for all share based payment awards made to the officers and directors based on estimated fair values at the grant date and over the requisite service period. Stock option expense recognized for the years ended July 31, 2015 and 2014 was $1,008,239 and $8,283,582, respectively.

On August 1, 2013, Opiant granted its executive officers cashless stock options to purchase a total of 375,000 shares of its common stock at exercise prices ranging from $10.00 to $20.00 per share. These options vested immediately and expire in ten years on July 31, 2023. The Company has valued these options using the Black-Scholes option pricing model which resulted in a fair market value of $1,068,750 which has been fully recognized as expense for the year ended July 31, 2014.

On November 1, 2013, Opiant granted its executive officers cashless stock options to purchase a total of 225,000 shares of its common stock at exercise prices ranging from $6.00 to $10.00 per share.

These options vested immediately and expire in ten years on October 31, 2023. Opiant has valued these options using the Black-Scholes option pricing model which resulted in a fair market value of $985,500 which has been fully recognized as expense for the year ended July 31, 2014.

On December 31, 2013, Opiant granted its executive officers cashless stock options to purchase a total of 665,000 shares of its common stock at exercise prices ranging from $6.00 to $10.00 per share. These options vested immediately and expire in ten years on December 30, 2023. The Company has valued these options using the Black-Scholes option pricing model which resulted in a fair market value of $3,591,000 which has been fully recognized as expense for the year ended July 31, 2014.

On June 15, 2014, Opiant granted its executive officers and a director cashless stock options to purchase a total of 1,075,000 shares of its common stock at exercise prices ranging from $5.00 to $8.00 per share. These options vest immediately and expire in ten years on June 14, 2024. These options may only be exercised between the following dates: (i) the first to occur of: (A) the commencement of the next trial with respect to the opioid overdose reversal treatment; (B) the entrance into a distribution, licensing, royalty, partnership, collaboration, or other significant transaction with respect to the opioid overdose reversal treatment; or (C) the filing of a New Drug Application with the U.S. Food and Drug Administration with respect to the opioid overdose reversal treatment; and (ii) the Expiration Date. The Company has valued these options using the Black-Scholes option pricing model which resulted in a fair market value of $2,580,000 which has been fully recognized as expense for the year ended July 31, 2014.

On June 24, 2014, Opiant granted 30,000 cashless stock options to an outside consultant to purchase its common stock at an exercise price of $5.00 per share. These options vest immediately and expire in seven years on June 23, 2021. The Company has valued these options using the Black-Scholes option pricing model which resulted in a fair market value of $69,000 of which $34,500 has been recognized as expense for the year ended July 31, 2014, and $34,500 has been recognized as expense for the year ended July 31, 2015.

On June 11, 2014, Opiant issued a total of 240,000 warrants with a strike price of $10.00 per share to a consultant in exchange for consulting and other strategic advisory services, including clinical strategy and intellectual property strategy. These warrants expire in ten years on June 10, 2024. Additionally, upon the achievement of certain milestones the consultant will be granted up to an additional 225,400 warrants with strike prices from $12.50 to $25.00 per share.

On August 2, 2014, Opiant granted 30,000 cashless stock options with an exercise price of $10.00 per share to a consultant for services rendered. These options have a term of 5 years and vested immediately. The Company has valued these options using the Black-Scholes option pricing model which resulted in a fair market value of $173,999 which have been fully recognized as expense for the year ended July 31, 2015.

On November 12, 2014, Opiant granted 30,000 cashless stock options with an exercise price of $10.00 per share to a consultant for services rendered. These options have a term of 5 years and vest over 3 years. The Company has valued these options using the Black-Scholes option pricing model which resulted in a fair market value of $188,825, of which $103,951 has been fully recognized as expense for the year ended July 31, 2015.

On November 12, 2014, Opiant granted 20,000 cashless stock options with an exercise price of $15.00 per share to a consultant for services rendered. These options have a term of 5 years and vest over three years. The Company has valued these options using the Black-Scholes option pricing model which resulted in a fair market value of $127,150, of which $67,984 has been fully recognized as expense for the year ended July 31, 2015.

On January 9, 2015, Opiant granted 15,000 cashless stock options with an exercise price of $10.00 per share to a consultant for services rendered. These options have a term of 5 years and vested immediately. The Company has valued these options using the Black-Scholes option pricing model which resulted in a fair market value of $65,163 which have been fully recognized as expense for the year ended July 31, 2015.

On January 25, 2015, Opiant granted 10,000 cashless stock options with an exercise price of $10.00 per share to a consultant for services rendered. These options have a term of 5 years and vested immediately. The Company has valued these options using the Black-Scholes option pricing model which resulted in a fair market value of $36,169 which have been fully recognized as expense for the year ended July 31, 2015.

On March 19, 2015, Opiant granted 48,000 cashless stock options with an exercise price of $10.00 per share to a consultant for services rendered. These options have a term of 5 years and vested immediately. The Company has valued these options using the Black-Scholes option pricing model which resulted in a fair market value of $282,227 which have been fully recognized as expense for the year ended July 31, 2015.

On March 19, 2015, Opiant granted 32,000 cashless stock options with an exercise price of $15.00 per share to a consultant for services rendered. These options have a term of 5 years and vested immediately. The Company has valued these options using the Black-Scholes option pricing model which resulted in a fair market value of $186,655 which have been fully recognized as expense for the year ended July 31, 2015.

On July, 2015, Opiant granted 10,000 cashless stock options with an exercise price of $10.00 per share to a consultant for services rendered. These options have a term of 3 years and vested immediately. The Company has valued these options using the Black-Scholes option pricing model which resulted in a fair market value of $55,043 which have been fully recognized as expense for the year ended July 31, 2015.

Opiant also recognized stock based compensation expense of $37,048 in connection with vested options granted in prior periods.

The assumptions used in the valuation for all of the options granted for the year ended July 31, 2015 were as follows:

Market value of stock on measurement date	$ 3.75 to 7.30	$ 2.40 to 5.40
Risk-free interest rate	1.00 to 1.73%	2.19-2.99%
Dividend yield	0%	0%
Volatility factor	147 to 407%	418-459%
Term	3 to 5 years	7-10 years

Stock option activity for year ended July 31, 2015 is presented in the table below:

			Weighted-
			average
		Weighted-	Remaining
		average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(years)	Value
Outstanding at July 31, 2014	3,047,500	9.00	8.56
Granted	195,000	11.33
Forfeited/expired/cancelled	(85,000)	11.21
Outstanding at July 31, 2015	3,157,500	9.42	7.58	$1,569,000
Exercisable at July 31, 2015	2,743,750	8.88	8.11	$1,569,000

A summary of the status of Opiant’s non-vested options as of July 31, 2015 and changes during the year ended July 31, 2015 are presented below:

		Weighted Average
	Number of	Grant Date
Non-vested options	Options	Fair Value

Non-vested at July 31, 2014	17,500	$3.11

Granted	195,000	5.09
Vested	(175,000)	5.06

Non-vested at July 31, 2015	37,500	$3.85

At July 31, 2015, there was $135,640 of unrecognized compensation costs related to non-vested stock options.

Warrants

On December 16, 2014, Opiant issued 38,800 stock warrants with an exercise price of $8.00 per share to a consultant for services rendered. These warrants have a term of 10 years and vested immediately. The Company has valued these warrants using the Black-Scholes option pricing model which resulted in a fair market value of $144,724 which have been fully recognized as expense for the year ended July 31, 2015.

On March 19, 2015, Opiant issued 45,000 stock warrants with an exercise price of $10.00 per share to a consultant for services rendered. These warrants have a term of 5 years  and vested immediately. The Company has valued these warrants using the Black-Scholes option pricing model which resulted in a fair market value of $264,588 which have been fully recognized as expense for the year ended July 31, 2015.

Warrant activity for the year ended July 31, 2015 is presented in the table below:

			Weighted-
		Weighted-	average
		average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at July 31, 2014	1,254,752	$20.00	4.33	$-
Issued	83,800	9.07	-	-
Exercised	-		-	-
Outstanding at July 31, 2015	1,338,552	$19.53	3.55	$-
Exercisable at July 31, 2015	613,552	$24.88	4.89	$-